Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Amounts Recognised in Balance Sheet	As of December 31, this account comprises:

	2019	2020
Associates	28,875	27,246
Joint ventures	8,160	8,270

	37,035	35,516

Schedule of Amounts Recognised in Income Statement	The amounts recognized in the income statement as the value of the equity interest are as follows:

	2019	2020
Associates	(220,993)	(1,635)
Joint ventures	2,219	2,405

	(218,774)	770

Summary of Detailed Information about Associates
Set out in the table below are the associates of the Corporation as of December 31, 2019 and 2020 the associates listed below have share capital solely consisting of common shares, which are held directly by the Corporation. None of the associates are listed companies; therefore, there is no quoted market price available for their shares.

				Carrying amount
		Interest in capital		At December 31,
Entity	Class of share	2019	2020	2019	2020
		%	%
Gasoducto del Peru S.A. ( * )	Common	—	—	—	—
Concesionaria Chavimochic S.A.C.	Common	26.50	26.50	18,320	18,058
Peru Piping Spools S.A.C.	Common	33.33	33.33	4,166	2,760
Obratres S.A.C.	Common	37.50	37.50	3,756	3,812
Inversiones Maje S.A.C.	Common	9.59	9.59	2,306	2,283
Otros	Common			327	333

				28,875	27,246

Schedule of Movement of Investments in Associates
The movement of the investments in associates is as follows:

	2018	2019	2020
Opening balance	250,053	250,282	28,875
Contributions received	5,616	—	—
Equity interest in results	(5,308)	(220,993)	(1,635)
Decrease in capital	(30)	—	—
Impairment of investment	—	(374)	(38)
Conversion adjustment	(49)	(40)	44

Final balance	250,282	28,875	27,246

Summary of Financial Information for Associates
The following table shows the financial information of the principal associates:
Summarized financial information for associates –

	Concesionaria Chavimochic S.A.C.
	At December, 31
Entity	2019	2020
Current
Assets	55,830	58,814
Liabilities	(1,596)	(4,795)
Non-current
Assets	12,408	11,635

Net assets	66,642	65,654

	Concesionaria Chavimochic S.A.C.
Entity	2019	2020
Administrative expenses	(11,028)	(4,521)

Loss operative	(11,028)	(4,521)
Others	(719)	3,534

Loss of the year	(11,747)	(987)

Total comprehensive loss	(11,747)	(987)

Summary of Detailed Information about Joint Ventures
Set out below are the joint ventures of the Corporation as of December 31:

				Carrying amount
	Class	Interest in capital		At December 31,
Entity	of share	2019	2020	2019	2020
		%	%
Logistica Quimicos del Sur S.A.C.	Common	50.00	50.00	8,006	8,080
Constructora SK-VyV Ltda.	Common	50.00	50.00	29	34
Others		—	—	125	156

				8,160	8,270

Schedule of Movement of Investments in Joint Ventures
The movement of the investments in joint ventures was as follows:

	2018	2019	2020
Opening balance	18,618	7,483	8,160
Equity interest in results	1,599	2,219	2,405
Disposal of Investment	(10,112)	—	—
Dividends received	(1,823)	(1,517)	(2,318)
Conversion adjustment	79	(14)	23
Impairment of investment	(878)	(11)	—

Final balance	7,483	8,160	8,270

Summary of Financial Information for Joint Ventures
The following table shows the financial information of the principal joint ventures:
Summarized financial information for joint ventures

	At December, 31
Logistica Quimicos del Sur S.A.C.	2019	2020
Current
Cash and cash equivalents	2,131	2,710
Other current assets	2,416	3,324

Total current assets	4,547	6,034

Other current liabilities	(4,381)	(6,108)

Total current liabilities	(4,381)	(6,108)

Non-current
Total non-current assets	37,620	35,715
Total non-current liabilities	(21,773)	(19,484)

Net assets	16,013	16,157

Revenue	12,622	13,351
Depreciation and amortization	(2,505)	(2,394)
Interest expense	(644)	(508)

Profit from continuing operations	6,500	6,854
Income tax expense	(1,913)	(2,072)

Profit from continuing operations after income tax	4,587	4,782

Total comprehensive income	4,587	4,782